Related party transactions	6 Months Ended
Jun. 30, 2021
Related party transactions
Related party transactions

12. Related party transactions

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003-Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999-Current
Andreas Schmid Logistik AG	Supplier	05/01/2017-12/31/2020
Suzhou Meimai Fast Manufacturing Technology Co., Ltd	Minority shareholder of voxeljet China, Customer	04/11/2016-Current
DSCS Digital Supply Chain Solutions GmbH	Customer	05/11/2017-Current
Michele Neuber	Employee	07/01/2019 - Current
Susanne Ederer-Pausewang	Customer	03/17/2021-Current

Transactions with Franz Industriebeteiligungen AG comprise the rental of office space in Augsburg, Germany. Rental expenses amounted to kEUR 2 and kEUR 1 in the six months ended June 2021 and June 2020, respectively.

Further, voxeljet acquired goods amounting to kEUR 0 and kEUR 0 in the six months ended June 2021 and June 2020, respectivel,y from ‘Schlosserei und Metallbau Ederer’, which is owned by the brother of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet.

In addition, voxeljet received logistics services amounting to kEUR 0 and kEUR 18 in the six months ended June 2021 and June 2020, respectively, from ‘Andreas Schmid Logistik’, where the former member of voxeljet’s supervisory board Dr. Stefan Söhn served as Chief Financial Officer until December 2020. Dr. Stefan Söhn resigned from his office as member of the supervisory board of the Company for professional reasons with effect from the end of the General Meeting on May 26, 2021.

Moreover, voxeljet received orders amounting to kEUR 37 and kEUR 15 in the six months ended June 2021 and June 2020, respectively, from ‘Suzhou Meimai Fast Manufacturing Technology Co., Ltd, which is a minority shareholder for voxeljet China.

Further, voxeljet received orders amounting to kEUR 0 and kEUR 0 in the in the six months ended June 2021 and June 2020, respectively, from ‘DSCS Digital Supply Chain Solutions GmbH’, which is an associated company where the Company owns 33.3%.

In addition, voxeljet employs Michele Neuber as an intern, the son of Volker Neuber, who has been a member of voxeljet’s supervisory board since July 2020. He received a salary of kEUR 1 and kEUR 1 in the first quarter of 2021 and 2020, respectively.

Moreover, voxeljet sold a used car in the first quarter of 2021 to Susanne Ederer-Pausewang amounting to kEUR 27, who is the wife of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet.

All related party transactions, voxeljet entered into, were made on an arm’s length basis.